UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Mr. Christian Pittard
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	10/31/06

Date of reporting period:	1/31/06

Item 1 – Schedule of Investments

Portfolio of Investments

As of January 31, 2006 (unaudited)

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - 120.0%
AUSTRALIA - 56.9%

		Airservices Australia,
AUD	2,500	6.50%, 11/15/06	NR	AAA	$1,902,308
		ANZ Banking Corporation,
AUD	10,000	6.75%, 3/22/07(a)	A1	A+	7,639,278
AUD	6,500	6.50%, 5/21/09(a)	A1	A+	4,994,059
		Australia Postal Corporation,
AUD	22,000	6.00%, 3/25/09	NR	AAA	16,774,176
		BHP Finance Limited,
AUD	12,000	6.25%, 8/15/08	A1	A+	9,165,454
		CFS Gandel Retail Trust,
AUD	3,000	6.25%, 12/22/14	NR	A	2,249,251
		Commonwealth of Australia,
AUD	5,000	10.00%, 2/15/06	Aaa	AAA	3,785,860
AUD	16,500	10.00%, 10/15/07	Aaa	AAA	13,418,139
AUD	40,000	8.75%, 8/15/08	Aaa	AAA	32,710,006
AUD	173,000	7.50%, 9/15/09	Aaa	AAA	140,245,346
AUD	39,500	5.75%, 6/15/11	Aaa	AAA	30,510,938
AUD	94,500	6.50%, 5/15/13	Aaa	AAA	76,396,126
AUD	25,000	6.25%, 4/15/15	Aaa	AAA	20,124,815
AUD	47,200	6.00%, 2/15/17	Aaa	NR	37,511,461
		Commonwealth Bank of Australia,
AUD	20,000	6.75%, 12/1/07	Aaa	AAA	15,440,059
AUD	25,200	6.25%, 9/1/09	Aaa	AAA	19,495,306
		GE Capital Australia Funding Pty,
AUD	10,000	6.75%, 9/15/07	Aaa	AAA	7,677,691
AUD	9,500	5.75%, 2/11/10	Aaa	AAA	7,145,395
AUD	27,700	6.00%, 8/17/12	Aaa	AAA	20,976,575
		General Property Trust Management,
AUD	4,000	6.50%, 8/22/13	NR	BBB+	3,037,977
		HBOS Treasury Services plc,
NZD	2,000	7.625%, 2/3/09(a)	NR	AA	1,370,098
		ING Office Finance,
AUD	4,500	6.25%, 8/19/08	NR	NR	3,419,661
		Jem Bonds Limited,
AUD	10,000	9.00%, 7/15/06	NR	AAA	7,666,260
		Macquarie Bank Limited,
AUD	1,500	6.50%, 9/15/09(a)	A3	A-	1,150,528
		Melbourne Airport,
AUD	4,500	6.75%, 6/15/08	Aaa	AAA	3,467,900
		National Australia Bank,
NZD	4,000	7.3475%, 7/18/08(a)	Aa3	AA-	2,740,743
		New South Wales Treasury Corp.,
AUD	9,000	12.60%, 5/1/06	NR	AAA	6,922,176
AUD	50,000	8.00%, 3/1/08	Aaa	AAA	39,672,910
AUD	2,000	8.00%, 3/1/08	Aaa	AAA	1,586,801
AUD	26,000	7.00%, 12/1/10	Aaa	AAA	20,886,696
AUD	20,000	6.00%, 5/1/12	NR	AAA	15,446,564
		NRMA Insurance Ltd.,
AUD	13,000	6.35%, 11/27/07(a)	NR	AA-	9,907,116
		Publishing & Broadcasting Finance Limited,
AUD	6,700	6.15%, 7/4/15	NR	A-	5,003,916
		Queensland Treasury Corp.,
AUD	20,000	8.00%, 9/14/07	Aaa	AAA	15,718,304
AUD	10,000	5.50%, 5/14/10	NR	AAA	7,590,827
AUD	25,000	6.00%, 6/14/11	Aaa	AAA	19,407,698
AUD	50,000	6.00%, 8/14/13	Aaa	AAA	39,018,805
AUD	43,000	6.00%, 10/14/15	Aaa	AAA	33,630,335
AUD	17,000	6.00%, 6/14/21	Aaa	AAA	13,347,101
		Rabobank Nederland,
AUD	13,000	6.00%, 3/18/10	Aaa	AAA	9,903,369
		RWH Finance Pty Limited,
AUD	4,800	6.20%, 3/26/17	Aa2	NR	3,595,708
		Snowy Hydro Ltd.,
AUD	10,000	5.75%, 2/25/10	Aaa	AAA	7,510,590
		South Australian Financing Authority,
AUD	35,000	7.50%, 10/15/07	Aaa	AAA	27,330,055
		Southern Cross Airports Corp.,
AUD	15,500	6.02%, 10/11/07	Aaa	AAA	11,766,404
		SPI Australia Finance Pty Ltd.,
AUD	10,000	6.25%, 11/14/08	NR	A	7,620,760
		St. George Bank Limited,
AUD	5,000	6.00%, 9/25/07(a)	A3	A	3,786,461
USD	2,000	5.30%, 10/15/15(a)(b)	A3	A	1,983,394

Aberdeen-Asia Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2006 (unaudited)

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
		Tabcorp Investments No. 4,
AUD	12,400	6.50%, 10/13/11	NR	BBB+	$9,492,459
		Telstra Corporation,
AUD	20,000	12.00%, 5/15/06	A2	A+	15,384,656
AUD	21,500	7.25%, 11/15/12	A2	A+	17,162,642
AUD	2,000	8.75%, 1/15/20	NR	NR	1,840,736
		Treasury Corp. of Victoria,
AUD	20,500	10.25%, 11/15/06	Aaa	AAA	16,068,408
AUD	25,000	7.50%, 8/15/08	Aaa	AAA	19,827,812
		Walker Finance Property Limited,
AUD	2,600	5.916%, 12/30/11(a)	NR	AAA	1,976,807
		Wesfarmers Limited,
AUD	6,000	6.25%, 8/27/07	NR	A-	4,563,447
AUD	5,000	6.00%, 3/30/09	NR	A-	3,779,971
		Western Australia Treasury Corp.,
AUD	26,000	8.00%, 10/15/07	Aaa	AAA	20,457,565
AUD	40,000	7.50%, 10/15/09	Aaa	AAA	32,259,857
AUD	10,000	7.00%, 4/15/11	Aaa	AAA	8,052,135
AUD	11,500	8.00%, 6/15/13	Aaa	AAA	9,929,933
AUD	18,000	8.00%, 7/15/17	Aaa	AAA	16,401,383
		Westpac Banking Corporation,
AUD	15,000	6.00%, 11/16/10(a)	A1	A+	11,357,227

					981,206,438

CANADA - 0.6%
		Province of Manitoba,
NZD	1,500	6.375%, 9/1/15	Aa2	AA-	1,016,294
		Province of Ontario,
NZD	5,500	6.25%, 12/3/08	Aa2	AA	3,725,637
NZD	4,000	6.25%, 6/16/15	Aa2	AA	2,690,551
		Quebec Province,
AUD	1,500	5.75%, 2/15/06	A1	A+	1,134,656
NZD	1,500	6.75%, 11/9/15	A1	A+	1,025,980

					9,593,118

CHINA - 1.1%
		Hopson Development Holdings Ltd.
USD	3,100	8.125%, 11/09/12(b)	Ba1	BB+	3,243,375
		Panva Gas Holdings Ltd
USD	1,950	8.25%, 9/23/11(c)	Ba1	BB+	2,023,154
		People’s Republic of China,
USD	10,000	9.00%, 1/15/96	A2	A-	13,119,240
		Xinao Gas Holdings Limited,
USD	700	7.375%, 8/5/12	Ba1	BB+	713,706

					19,099,475

FRANCE - 0.6%
		Dexia Municipal Agency,
AUD	13,000	6.00%, 10/15/07	Aaa	AAA	9,886,081

GERMANY - 1.9%
		DSL Bank AG,
AUD	15,000	6.25%, 11/15/06	Aaa	NR	11,392,595
		Helaba International Finance plc,
NZD	3,000	6.75%, 9/12/06	Aaa	AA	2,042,686
		Landwirtschaftliche Rentenbank,
AUD	25,000	6.00%, 9/15/09	Aaa	AAA	19,098,195

					32,533,476

HONG KONG - 4.8%
		CITIC Ka Wah Bank,
USD	4,100	7.625%, 7/5/06(a)(b)	Baa3	NR	4,138,048
USD	6,950	9.125%, 5/31/12(a)	Baa3	NR	7,990,853
		Hutchison Whampoa Ltd.,
USD	5,500	5.45%, 11/24/10(b)	A3	A-	5,528,595
USD	6,000	7.00%, 2/16/11(b)	A3	A-	6,432,054
USD	18,700	6.50%, 2/13/13(b)	A3	A-	19,680,759
USD	9,400	6.25%, 1/24/14(b)	A3	A-	9,807,537
USD	6,300	7.45%, 11/24/33(b)	A3	A-	7,213,475
		Kowloon Canton Ry Corporation,
USD	14,300	8.00%, 3/15/10	Aa3	AA-	15,818,989
		PCCW-HKTC Capital Limited,
USD	5,600	8.00%, 11/15/11(b)	Baa2	BBB	6,222,838

					82,833,148

INDIA - 0.5%
		Reliance Industries Limited,
USD	7,250	10.25%, 1/15/97(b)	Baa3	BBB	8,536,730

Aberdeen-Asia Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2006 (unaudited)

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
INDONESIA - 2.5%
		Bank Danamon Indonesia,
USD	4,700	7.65%, 3/30/09(a)(b)	B2	B	$4,782,250
		Freeport-McMoran Copper & Gold, Inc.,
USD	5,250	10.125%, 2/1/07(d)	B1	B+	5,748,750
		Indonesian Satellite Corporation,
USD	2,750	7.75%, 11/5/08(b)(d)	Ba3	BB	2,846,250
		Medco Energi Internasional,
USD	5,825	8.75%, 5/22/10(b)	B2	B+	5,985,188
		MGTI Finance Company Ltd.,
USD	4,000	8.375%, 9/15/10(b)	Ba3	B+	4,234,520
		PT Adaro Finance B.V.,
USD	1,900	8.50%, 12/08/10(b)	Ba3	B+	1,933,442
		PT Bank Mandiri Cayman,
USD	1,600	10.625%, 8/2/07(a)(b)	B3	B	1,686,674
		PT Bank Negara Indonesia,
USD	1,500	10.00%, 11/15/07(a)	B3	B-	1,588,750
		PT Bank Rakyat Indonesia,
USD	3,900	7.75%, 10/30/08(d)	B3	NR	3,946,211
		PT Semen Cibinong Tbk.,
USD	3,000	3.66%, 8/13/10(a)(e)	NR	NR	2,835,000
		Republic of Indonesia,
USD	7,800	7.25%, 4/20/15(b)	B2	B+	8,008,790

					43,595,825

JAPAN - 0.9%
		Mizuho Financial Group,
USD	1,600	5.79%, 4/15/14(b)	A2	A-	1,638,627
		Sumitomo Mitsui Banking,
USD	5,400	8.15%, 8/1/08(d)	A2	NR	5,672,408
		UFJ Finance Aruba AEC,
USD	5,000	8.75%, 11/13/08(d)	A2	NR	5,415,500
USD	3,200	6.75%, 7/15/13	A2	A-	3,461,984

					16,188,519

MALAYSIA - 6.2%
		Bumiputra Commerce Bank Berhad,
USD	5,500	5.125%, 10/16/08(a)	Baa1	BBB	5,446,440
		Hong Leong Bank Berhad,
USD	4,700	5.25%, 8/3/10(a)(c)	Baa2	BBB	4,607,842
		IOI Ventures,
USD	5,350	5.25%, 3/16/15	A3	BBB+	5,224,270
		Malaysia Government,
MYR	7,000	6.812%, 11/29/06	A3	A+	1,925,143
MYR	54,000	4.305%, 2/27/09	A3	NR	14,699,821
USD	7,990	7.50%, 7/15/11	A3	A-	8,890,537
MYR	6,500	3.833%, 9/28/11	A3	A+	1,722,423
MYR	26,900	3.702%, 2/25/13	A3	A+	7,077,537
MYR	12,000	5.094%, 4/30/14	A3	NR	3,443,096
MYR	6,500	4.72%, 9/30/15	A3	NR	1,817,314
		Petroliam Nasional Berhad,
USD	6,800	7.00%, 5/22/12(b)	A1	A-	7,441,526
USD	10,500	7.75%, 8/15/15(b)	A1	A-	12,468,498
USD	4,000	7.875%, 5/22/22(b)	A1	A-	4,914,180
		Public Bank Berhad,
USD	4,800	5.00%, 6/20/12(a)	Baa1	BBB+	4,615,786
		Telekom Malaysia,
USD	3,000	7.875%, 8/1/25(b)	A2	A-	3,734,994
		Tenaga Nasional Berhad,
USD	1,600	7.625%, 4/1/11(b)	Baa1	BBB	1,765,834
USD	14,000	7.50%, 1/15/96(b)	Baa1	BBB	15,173,620
		UMW Toyota Capital Sdn Bhd,
MYR	7,500	3.76%, 7/23/10	NR	NR	1,967,938

					106,936,799

NETHERLANDS - 0.0%
		Nederlands Waterschapsbank,
NZD	2,500	6.50%, 10/17/08	Aaa	AAA	1,700,261

NEW ZEALAND - 0.3%
		New Zealand Government,
NZD	4,000	7.00%, 7/15/09(c)	Aaa	AAA	2,840,864
NZD	4,500	6.00%, 4/15/15(c)	Aaa	AAA	3,118,226

					5,959,090

PHILIPPINES - 11.1%
		Bangko Sentral ng Pilipinas,
USD	4,000	8.60%, 6/15/27	B1	BB-	4,275,000
		Globe Telecom,
USD	4,750	9.75%, 4/15/07(d)	Ba2	BB+	5,183,438
		Metropolitan Bank & Trust Company,
USD	2,400	8.50%, 11/20/07(a)	B1	NR	2,458,320
		National Power Corporation,
USD	7,000	8.40%, 12/15/16	NR	BB-	7,004,242
		Philippine Government,
PHP	40,000	15.25%, 8/9/06	B1	NR	788,141
PHP	372,800	18.00%, 11/26/08	B1	NR	8,525,683
PHP	95,000	13.00%, 4/25/12	B1	NR	1,969,723
PHP	133,000	11.875%, 5/29/23	B1	NR	2,546,176
		Philippine Long Distance Telephone Company,
USD	1,500	9.25%, 6/30/06	Ba2	BB+	1,530,000
USD	1,300	10.50%, 4/15/09	Ba2	BB+	1,472,250
USD	1,000	11.375%, 5/15/12	Ba2	BB+	1,240,000
USD	1,000	8.35%, 3/6/17	Ba2	BB+	1,082,500

Aberdeen-Asia Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2006 (unaudited)

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
		Republic of Philippines,
USD	3,000	7.50%, 9/11/07	B1	BB-	$3,092,166
USD	9,100	8.875%, 4/15/08	B1	BB-	9,725,625
USD	15,250	8.375%, 3/12/09	B1	BB-	16,298,437
USD	22,000	9.875%, 3/16/10	B1	BB-	24,970,000
USD	28,658	8.375%, 2/15/11	B1	BB-	30,914,817
USD	1,000	8.25%, 1/15/14(c)	B1	BB-	1,068,750
USD	2,000	8.875%, 3/17/15	B1	BB-	2,220,000
USD	14,100	9.375%, 1/18/17	B1	BB-	16,197,375
USD	2,000	6.50%, 6/1/06(a)	B1	BB-	1,998,382
USD	16,050	9.875%, 1/15/19(c)	B1	BB-	19,079,437
USD	12,879	10.625%, 3/16/25(c)	B1	BB-	16,340,231
		SM Investors Corporation,
USD	4,450	8.00%, 10/16/07	NR	NR	4,579,232
		URC Philippines Ltd.
USD	5,700	9.00%, 2/6/08(b)	B1	BB	5,936,898
USD	1,750	8.25%, 1/20/12	B1	BB	1,810,739

					192,307,562

SINGAPORE - 5.6%
		DBS Bank,
USD	11,500	7.657%, 3/15/11(a)(b)	A1	NR	12,582,583
USD	5,000	7.125%, 5/15/11(b)	Aa3	A	5,421,555
		Flextronics International Ltd.,
USD	9,600	6.50%, 5/15/08(d)	Ba2	BB-	9,672,000
		Oversea-Chinese Banking Corporation,
SGD	3,200	5.00%, 9/6/11	A1	NR	2,085,547
USD	7,600	7.75%, 9/6/11(b)	A1	A-	8,487,118
		Singapore Government,
SGD	10,000	4.00%, 3/1/07	Aaa	AAA	6,264,228
SGD	25,700	1.50%, 4/1/08	Aaa	AAA	15,381,754
SGD	13,000	4.625%, 7/1/10	Aaa	AAA	8,496,783
SGD	9,500	3.625%, 7/1/14	Aaa	AAA	5,969,744
SGD	16,900	4.00%, 9/1/18	Aaa	AAA	11,001,517
		Singapore Telecommunications,
SGD	3,250	3.21%, 3/15/06	Aa2	A+	2,002,219
USD	2,600	6.375%, 12/1/11(b)	Aa2	A+	2,755,241
		SingTel Optus Finance Pty. Limited,
USD	5,800	8.00%, 6/22/10(b)	Aa3	A+	6,389,152

					96,509,441

SOUTH KOREA - 13.6%
		Equus Cayman Finance Ltd.,
USD	7,800	5.50%, 9/12/08(b)	Baa3	BBB-	7,814,344
		Hana Funding, Ltd.,
USD	7,050	8.748%, 12/17/12(a)	NR	BBB	8,091,814
		Hyundai Motors Manufacturing,
USD	2,400	5.30%, 12/19/08(b)	Baa3	BBB-	2,391,130
		Industrial Bank of Korea,
USD	3,900	4.375%, 12/4/07	A3	A-	3,851,683
USD	2,300	3.50%, 6/11/08	A3	A-	2,215,900
		Kookmin Bank,
USD	4,700	4.625%, 12/10/07	A3	A-	4,650,491
		Koram Bank,
USD	1,550	4.68%, 6/18/08(a)	NR	NR	1,533,436
		Korea Development Bank,
USD	3,000	5.25%, 11/16/06	A3	A	3,010,572
USD	5,500	5.75%, 9/10/13	A3	A	5,656,706
		Korea Electric Power Corporation,
USD	3,300	7.75%, 4/1/13	A2	A	3,772,230
USD	10,000	7.00%, 2/1/27	A2	A	10,123,150
		Korea First Bank,
USD	6,000	5.75%, 3/10/08(a)(b)	Baa1	BBB	6,010,560
USD	3,950	7.267%, 3/3/14(a)(b)	NR	BBB	4,311,737
		Korea Highway Corporation,
USD	3,700	4.90%, 7/1/13(b)	A3	A	3,587,316
USD	850	5.125%, 5/20/15(b)	A3	A	834,249
		Korea Hydro & Nuclear Power,
USD	2,750	4.25%, 1/29/08	A2	A	2,700,819
		Korea South-East Power Co. Ltd.,
USD	3,900	4.75%, 6/26/13(c)	A2	NR	3,759,947
		LG Telecom Ltd.,
USD	3,800	8.25%, 7/15/09(b)	Ba2	BB+	4,075,641
		National Agricultural Cooperative Federation,
USD	1,500	3.45%, 6/20/08	A3	A-	1,441,984
		POSCO
USD	4,000	7.125%, 11/1/06	A2	A-	4,059,664
		Republic of South Korea,
USD	7,800	8.875%, 4/15/08	A3	A	8,513,505
		Shinhan Bank,
USD	1,600	6.25%, 9/8/08(a)	Baa2	BBB	1,631,104
USD	4,800	5.663%, 3/2/15(a)	Baa3	BBB	4,632,518
		SK Corporation,
USD	2,000	7.50%, 5/31/06	Ba1	NR	2,014,532

Aberdeen-Asia Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2006 (unaudited)

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
		South Korea National Debt,
KRW	19,170,000	7.15%, 4/11/06	A3	NR	$19,977,042
KRW	30,000,000	5.64%, 10/17/06	A3	NR	31,325,859
KRW	9,800,000	6.15%, 7/10/07	A3	NR	10,347,912
KRW	10,000,000	3.50%, 12/10/09	A3	NR	9,833,535
KRW	10,000,000	4.00%, 6/10/10	A3	NR	9,991,541
KRW	16,674,000	6.91%, 7/18/11	A3	NR	18,658,995
KRW	10,000,000	4.25%, 9/10/14	A3	NR	9,549,806
		South Korea National Debt - Embarc,
USD	10,000	4.7963%, 10/11/07(f)	NR	NR	10,461,491
USD	2,900	4.8115%, 10/11/07(f)	NR	NR	3,033,832
USD	10,000	4.75%, 3/14/08(f)	NR	NR	10,272,558

					234,137,603

SPAIN - 0.2%
		Instituto de Credito Oficial,
AUD	5,000	5.50%, 10/11/12	Aaa	AAA	3,737,496

SWEDEN - 0.4%
		Kingdom of Sweden,
AUD	8,287	7.875%, 4/23/07	Aaa	AAA	6,441,864

SWITZERLAND - 4.0%
		Eurofima,
AUD	8,170	9.875%, 1/17/07	Aaa	AAA	6,422,908
AUD	30,000	6.50%, 8/22/11	Aaa	AAA	23,566,938
AUD	30,000	6.00%, 1/28/14	Aaa	AAA	23,081,704
AUD	20,000	6.25%, 12/28/18	Aaa	AAA	15,782,263

					68,853,813

TAIWAN - 0.6%
		Cathay United Bank Co. Ltd.,
USD	3,900	5.50%, 10/5/15(a)(b)	Baa1	A -	3,786,730
		Chinatrust Comm Bank HK
USD	1,550	5.625%, 3/17/15(a)(b)	Baa1	BBB	1,513,062
		Wan Hai Lines S Pte Ltd.,
USD	4,750	5.50%, 6/29/15	Baa2	BBB	4,568,325

					9,868,117

THAILAND - 4.9%
		Bangkok Bank Public Company,
USD	8,500	8.750%, 3/15/07(b)	Baa2	BBB	8,773,343
USD	14,000	9.025%, 3/15/29(b)	Baa2	BBB	17,686,413
		Nestle (Thai) Ltd.,
THB	105,000	2.16%, 6/19/08	NR	AAA	2,481,884
		PTT Public Company Limited,
USD	1,950	5.75%, 8/1/14(b)	A2	BBB+	2,005,497
		Thai Farmers Bank, PL
USD	4,700	8.25%, 8/21/16(b)	Baa2	BBB-	5,467,689
		Thailand Government,
THB	44,000	8.00%, 12/8/06	Baa1	NR	1,161,936
THB	359,000	5.60%, 7/7/07	Baa1	NR	9,332,764
THB	130,000	8.50%, 12/8/08	Baa1	A	3,648,884
THB	77,000	5.375%, 11/30/11	Baa1	NR	1,992,293
THB	247,000	4.125%, 11/1/12	Baa1	NR	5,869,989
THB	160,000	5.00%, 12/3/14	Baa1	NR	3,985,050
THB	207,000	5.50%, 1/18/17	Baa1	NR	5,236,954
THB	50,000	3.875%, 3/7/18	Baa1	NR	1,077,264
THB	200,000	5.50%, 8/13/19	Baa1	NR	4,994,322
THB	91,000	5.125%, 11/8/22	Baa1	NR	2,141,561
		Total Access Communication Public,
USD	900	8.375%, 11/4/06(b)	Ba2	NR	919,560
USD	6,400	8.375%, 11/4/06(b)	Ba2	BB+	6,539,091
THB	24,000	5.80%, 10/30/09	NR	NR	605,779

					83,920,273

UNITED STATES - 3.2%
		Bank of America Corp.
AUD	7,000	6.50%, 9/15/09	Aa2	AA-	5,400,033
		Countrywide Financial Corporation,
AUD	9,500	6.25%, 12/16/10	A3	NR	7,195,311
		Federal National Mortgage Assoc.,
AUD	26,065	6.375%, 8/15/07	Aaa	NR	19,907,342
		General Electric Capital Corp.,
NZD	2,000	6.50%, 9/28/15	Aaa	AAA	1,340,008
		Merrill Lynch & Co., Inc.
USD	2,700	12.50%, 9/17/12(a)(g)	NR	NR	2,899,800
AUD	15,000	6.75%, 3/12/14	Aa3	A+	11,716,081
		Morgan Stanley,
NZD	2,000	6.86%, 9/6/12	Aa3	NR	1,363,521
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	A2	A	1,016,934
		Wells Fargo & Co.,
AUD	5,000	5.75%, 7/12/10	Aa1	AA-	3,758,922

					54,597,952

VIETNAM - 0.1%
		Socialist Republic of Vietnam,
USD	1,600	3.75%, 3/12/06(a)	NR	BB-	1,226,722

Total long-term investments (cost $1,820,778,989)					2,069,669,803

Aberdeen-Asia Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2006 (unaudited)

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
SHORT-TERM INVESTMENTS - 10.9%
AUSTRALIA - 1.1%
		Anz Bank Bill,
AUD	25,000	0.00%, 02/03/06	NR	NR	$18,905,451

NEW ZEALAND - 0.1%
		New Zealand Call Deposit,
NZD	2,422	5.50%, perpetual	NR	NR	1,659,487

SOUTH KOREA - 1.5%
		HSBC - KRW Linked CD
KRW	25,317,600	0.00%, 4/25/06(h)	NR	NR	25,772,957

UNITED STATES - 8.2%
USD	89,920	Repurchase Agreement, State Street Bank and Trust Company, 4.10% dated 1/31/06, due 2/1/06 in the amount of $89,920,000 (collateralized by $23,390,000 U.S. Treasury Bond, 8.50% due 2/15/20; value $33,269,889 and $58,495,000 U.S. Treasury Bond, 3.50% due 2/15/10; value $57,251,981 and $1,105,000 U.S. Treasury Bond, 5.25% due 2/15/29; value $1,207,971)			89,920,000
Shares
USD	51,276,695	State Street Navigator Prime Portfolio(i) (cost $51,276,695)			51,276,695

					141,196,695

Total short-term investments (cost $184,949,027)					187,534,590

Total Investments - 130.9% (cost $2,005,728,016)					2,257,204,393
Other assets in excess of liabilities - 3.9%					66,550,084
Liquidation value of preferred stock - (34.8%)					(600,000,000)

Net Assets Applicable to Common Shareholders - 100.0%					$1,723,754,477

NR	- Not rated by Moody’s or Standard & Poor’s.
AUD	- Australian dollar	PHP	- Philippine peso
KRW	- South Korean won	SGD	- Singapore dollar
MYR	- Malaysian ringgit	THB	- Thailand baht
NZD	- New Zealand dollar	USD	- United States dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2006.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate market value of these securities amounted to $266,690,107 or 15.5% of net assets applicable to common shareholders.
(c)	Security, or portion thereof, on loan. With an aggregate market value of $49,080,911; cash collateral of $51,276,695 was received with which the Fund purchased securities.
(d)	The date presented for these instruments represents the next call date.
(e)	Illiquid security.
(f)	Value of security is dependent on the value of South Korean Won and Korean Government securities.
(g)	Security is linked to the Philippine Peso.
(h)	Security is linked to the movement of the South Korean won.
(i)	Represents security purchased with cash collateral received for securities on loan.

Interest Rate Swap Agreements
Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Unrealized Appreciation
Sale contracts:
UBS AG	October 31, 2006	$96,000	2.6900%	$1,574,496
UBS AG	October 31, 2007	144,000	3.1600%	4,129,344
UBS AG	October 31, 2008	144,000	3.5400%	4,817,088
UBS AG	October 31, 2010	96,000	4.0550%	3,277,152

				$13,798,080

Futures Contracts	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Sale contracts:
Australian Treasury Bond 6% - 3 year	March 2006	50	$6,161
Australian Treasury Bond 6% - 10 year	March 2006	315	297,876
United States Treasury Note 6% - 5 year	March 2006	175	17,384
United States Treasury Note 6% - 10 year	March 2006	50	(5,062)
United States Treasury Bond 6% - 30 year	March 2006	25	(25,969)

			$290,390

Aberdeen-Asia Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2006

Foreign Forward Currency Contracts Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of January 31, 2006	Sale Value as of January 31, 2006	Appreciation/ Unrealized (Depreciation)
United States Dollar/Australian Dollar
settlement date 2/27/06	USD59,000,000	AUD78,771,696	$59,000,000	$59,547,322	$(547,322)
settlement date 3/27/06	USD60,000,000	AUD82,079,343	60,000,000	62,000,569	(2,000,569)
settlement date 4/27/06	USD61,000,000	AUD81,365,880	61,000,000	61,419,432	(419,432)
settlement date 5/15/06	USD34,000,000	AUD46,566,731	34,000,000	35,138,717	(1,138,717)
United States Dollar/New Zealand Dollar
settlement date 2/12/06	USD25,201,540	NZD36,400,000	25,201,540	24,910,372	291,168
Euro/United States Dollar
settlement date 2/02/06	EUR22,042,857	USD26,900,000	26,766,632	26,900,000	(133,368)
Indonesian Rupiah/United States Dollar
settlement date 3/20/06	INR376,992,000,000	USD35,700,000	39,948,289	35,700,000	4,248,289
Malaysian Ringgit/United States Dollar
settlement date 5/15/06	MYR42,262,000	USD11,300,000	11,314,941	11,300,000	14,941
Singapore Dollar/United States Dollar
settlement date 2/27/06	SGD20,181,600	USD12,000,000	12,446,084	12,000,000	446,084
settlement date 4/26/06	SGD69,036,506	USD42,700,000	42,672,199	42,700,000	(27,801)
settlement date 5/15/06	SGD19,236,360	USD11,400,000	11,900,031	11,400,000	500,031
South Korean Won/United States Dollar
settlement date 2/27/06	KRW18,804,600,000	USD18,000,000	19,503,710	18,000,000	1,503,710
settlement date 4/26/06	KRW17,842,500,000	USD18,300,000	18,522,347	18,300,000	222,347
Thai Baht/United States Dollar
settlement date 5/15/06	THB467,255,000	USD11,300,000	11,996,243	11,300,000	696,243

		Net USD Total	$434,272,016	$430,616,412	$3,655,604

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of January 31, 2006 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$2,240,634,756	$63,781,813	$47,212,176	$16,569,637

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, straddle losses deferred differing tax treatment for foreign currencies and recognition of discount and premium amortization.

Aberdeen-Asia Pacific Income Fund, Inc.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) and the Investment Company Act of 1940, as amended) that occurred during the first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 31, 2006

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 31, 2006